Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUPPLEMENT DATED JUNE 1, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED IN SCHEDULE A

I.
The following paragraph supplements and supersedes the information regarding the Franklin Multi-Asset Variable Conservative Growth Fund composite and performance benchmarks contained in the section of the fund’s Summary Prospectus and Prospectus, respectively, titled “Performance”:

Effective June 1, 2026, the composition of the fund’s composite benchmark will change from 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index to 44% Russell 3000 Index, 11% MSCI EAFE Index and 45% Bloomberg U.S. Aggregate Index (the “New Composition”). The fund’s subadviser believes the New Composition better reflects the fund’s current portfolio.
Effective June 1, 2026, the fund will no longer compare its performance to the Russell 1000 Index. The fund will continue to compare its performance to the Russell 3000 Index, a broad-based securities market index, and the Bloomberg U.S. Aggregate Index, an additional index with characteristics relevant to the fund.

II.
The following paragraph supplements and supersedes the information regarding the Franklin Multi-Asset Variable Growth Fund composite benchmark contained in the section of the fund’s Summary Prospectus and Prospectus, respectively, titled “Performance”:

Effective June 1, 2026, the composition of the fund’s composite benchmark will change from 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index to 72% Russell 3000 Index, 18% MSCI EAFE Index and
10% Bloomberg U.S. Aggregate Index (the “New Composition”). The fund’s subadviser believes the New Composition better reflects the fund’s current portfolio.
The fund will continue to compare its performance to the Russell 3000 Index, a broad-based securities market index, and the Bloomberg U.S. Aggregate Index, an additional index with characteristics relevant to the fund.

III.
The following paragraph supplements and supersedes the information regarding the Franklin Multi-Asset Variable Moderate Growth Fund composite benchmark contained in the section of the fund’s Summary Prospectus and Prospectus, respectively, titled “Performance”:

Effective June 1, 2026, the composition of the fund’s composite benchmark will change from 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index to 60% Russell 3000 Index, 15% MSCI EAFE Index and 25% Bloomberg U.S. Aggregate Index (the “New Composition”). The fund’s subadviser believes the New Composition better reflects the fund’s current portfolio.
The fund will continue to compare its performance to the Russell 3000 Index, a broad-based securities market index, and the Bloomberg U.S. Aggregate Index, an additional index with characteristics relevant to the fund.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Franklin Multi-Asset Variable Conservative Growth Fund	May 1, 2026
Franklin Multi-Asset Variable Growth Fund	May 1, 2026
Franklin Multi-Asset Variable Moderate Growth Fund	May 1, 2026

Franklin Multi-Asset Variable Conservative Growth
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUPPLEMENT DATED JUNE 1, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED IN SCHEDULE A

I.
The following paragraph supplements and supersedes the information regarding the Franklin Multi-Asset Variable Conservative Growth Fund composite and performance benchmarks contained in the section of the fund’s Summary Prospectus and Prospectus, respectively, titled “Performance”:

Effective June 1, 2026, the composition of the fund’s composite benchmark will change from 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index to 44% Russell 3000 Index, 11% MSCI EAFE Index and 45% Bloomberg U.S. Aggregate Index (the “New Composition”). The fund’s subadviser believes the New Composition better reflects the fund’s current portfolio.
Effective June 1, 2026, the fund will no longer compare its performance to the Russell 1000 Index. The fund will continue to compare its performance to the Russell 3000 Index, a broad-based securities market index, and the Bloomberg U.S. Aggregate Index, an additional index with characteristics relevant to the fund.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Franklin Multi-Asset Variable Conservative Growth Fund	May 1, 2026
Franklin Multi-Asset Variable Growth Fund	May 1, 2026
Franklin Multi-Asset Variable Moderate Growth Fund	May 1, 2026

Franklin Multi-Asset Variable Moderate Growth
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUPPLEMENT DATED JUNE 1, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED IN SCHEDULE A

III.
The following paragraph supplements and supersedes the information regarding the Franklin Multi-Asset Variable Moderate Growth Fund composite benchmark contained in the section of the fund’s Summary Prospectus and Prospectus, respectively, titled “Performance”:

Effective June 1, 2026, the composition of the fund’s composite benchmark will change from 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index to 60% Russell 3000 Index, 15% MSCI EAFE Index and 25% Bloomberg U.S. Aggregate Index (the “New Composition”). The fund’s subadviser believes the New Composition better reflects the fund’s current portfolio.
The fund will continue to compare its performance to the Russell 3000 Index, a broad-based securities market index, and the Bloomberg U.S. Aggregate Index, an additional index with characteristics relevant to the fund.
SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Franklin Multi-Asset Variable Conservative Growth Fund	May 1, 2026
Franklin Multi-Asset Variable Growth Fund	May 1, 2026
Franklin Multi-Asset Variable Moderate Growth Fund	May 1, 2026

Franklin Multi-Asset Variable Growth
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUPPLEMENT DATED JUNE 1, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED IN SCHEDULE A

II.
The following paragraph supplements and supersedes the information regarding the Franklin Multi-Asset Variable Growth Fund composite benchmark contained in the section of the fund’s Summary Prospectus and Prospectus, respectively, titled “Performance”:

Effective June 1, 2026, the composition of the fund’s composite benchmark will change from 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index to 72% Russell 3000 Index, 18% MSCI EAFE Index and
10% Bloomberg U.S. Aggregate Index (the “New Composition”). The fund’s subadviser believes the New Composition better reflects the fund’s current portfolio.
The fund will continue to compare its performance to the Russell 3000 Index, a broad-based securities market index, and the Bloomberg U.S. Aggregate Index, an additional index with characteristics relevant to the fund.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Franklin Multi-Asset Variable Conservative Growth Fund	May 1, 2026
Franklin Multi-Asset Variable Growth Fund	May 1, 2026
Franklin Multi-Asset Variable Moderate Growth Fund	May 1, 2026